Intangible assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 9 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of copyrights, non-compete agreements and technology know-hows. The following table summarizes acquired intangible asset balances as of:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Non-compete agreements	17,400,000	5,886,401	831,095
Software copyright	8,955,000	-	-
Subtotal	26,355,000	5,886,401	831,095
Less: accumulated amortization	(19,638,750)	(5,886,401)	(831,095)
Intangible assets, net	6,716,250	-	-

Amortization expense for the years ended December 31, 2022 and 2023 amounted to RMB 19,638,750 and RMB 5,886,401 (USD 831,095), respectively.

The Company performs annual impairment analysis as of December 31, 2023 and concludes there was RMB 3,294,661 (USD 465,170) impairment loss for intangible assets for Central processing algorithm services segment due to reducing sales forecast as of December 31, 2023 as our carrying value exceeds the fair value.